Lease Arrangements - Summary of Other Related Lease Information (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 421,924	$ 14,106
Expenses relating to low-value assets leases	4,473	150
Expenses relating to variable lease payments not included in the measurement of lease liabilities	53,403	1,785
Total cash outflow for leases	$ (1,511,277)	$ (50,527)